                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10071

                        Oppenheimer Emerging Growth Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

                      Date of reporting period: 01/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--98.8%
CONSUMER DISCRETIONARY--17.8%
HOTELS, RESTAURANTS & LEISURE--3.4%
Cheesecake Factory, Inc. (The)(1)                       45,950   $       971,383
Chipotle Mexican Grill, Inc., Cl. A(1)                   8,540           823,768
Panera Bread Co., Cl. A(1)                              16,940         1,209,855
WMS Industries, Inc.(1)                                 18,840           698,587
                                                                 ---------------
                                                                       3,703,593
                                                                 ---------------
HOUSEHOLD DURABLES--0.8%
Tupperware Brands Corp.                                 19,700           836,462
INTERNET & CATALOG RETAIL--0.7%
Priceline.com, Inc.(1)                                   4,100           800,935
MEDIA--1.7%
Discovery Communications, Inc.(1)                       36,200         1,073,692
Scripps Networks Interactive, Cl. A                     19,100           815,570
                                                                 ---------------
                                                                       1,889,262
                                                                 ---------------
MULTILINE RETAIL--2.0%
Dollar Tree, Inc.(1)                                    22,900         1,134,008
Nordstrom, Inc.                                         30,700         1,060,378
                                                                 ---------------
                                                                       2,194,386
                                                                 ---------------
SPECIALTY RETAIL--6.2%
American Eagle Outfitters, Inc.                         37,500           595,875
Chico's FAS, Inc.                                       83,300         1,063,741
Guess?, Inc.                                            30,200         1,199,242
J. Crew Group, Inc.(1)                                  35,500         1,391,955
Tiffany & Co.                                           25,900         1,051,799
Urban Outfitters, Inc.(1)                               43,610         1,376,768
                                                                 ---------------
                                                                       6,679,380
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS--3.0%
Phillips/Van Heusen Corp.                               12,700           498,983
Polo Ralph Lauren Corp., Cl. A                          20,400         1,672,800
Warnaco Group, Inc. (The)                               27,730         1,073,706
                                                                 ---------------
                                                                       3,245,489
                                                                 ---------------
CONSUMER STAPLES--3.5%
FOOD PRODUCTS--2.0%
J.M. Smucker Co. (The)                                  19,500         1,171,365
TreeHouse Foods, Inc.(1)                                25,150           974,311
                                                                 ---------------
                                                                       2,145,676
                                                                 ---------------
PERSONAL PRODUCTS--1.5%
Estee Lauder Cos., Inc. (The), Cl. A                    21,900         1,150,188
Nu Skin Asia Pacific, Inc., Cl. A                       19,900           462,476
                                                                 ---------------
                                                                       1,612,664
                                                                 ---------------
ENERGY--7.4%
ENERGY EQUIPMENT & SERVICES--2.3%
Cameron International Corp.(1)                          41,700         1,570,422


                      1 | OPPENHEIMER EMERGING GROWTH FUND

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

                                                    SHARES            VALUE
                                               ---------------   ---------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Oceaneering International, Inc.(1)                      16,200   $       886,140
                                                                 ---------------
                                                                       2,456,562
OIL, GAS & CONSUMABLE FUELS--5.1%
Alpha Natural Resources, Inc.(1)                        15,100           613,211
Concho Resources, Inc.(1)                               46,250         2,075,238
EXCO Resources, Inc.                                    53,300           934,882
Petrohawk Energy Corp.(1)                               41,600           928,928
Range Resources Corp.                                   22,380         1,029,480
                                                                 ---------------
                                                                       5,581,739
                                                                 ---------------
FINANCIALS--9.5%
CAPITAL MARKETS--4.5%
Greenhill & Co., Inc.                                    9,520           740,656
Jefferies Group, Inc.(1)                                47,900         1,223,366
Stifel Financial Corp.(1)                               25,745         1,346,464
Waddell & Reed Financial, Inc., Cl. A                   50,220         1,573,393
                                                                 ---------------
                                                                       4,883,879
                                                                 ---------------
COMMERCIAL BANKS--1.1%
Signature Bank                                          34,870         1,205,805
DIVERSIFIED FINANCIAL SERVICES--0.8%
MSCI, Inc., Cl. A(1)                                    30,300           895,668
INSURANCE--0.9%
Assured Guaranty Ltd.                                   44,200         1,001,572
REAL ESTATE INVESTMENT TRUSTS--1.0%
Digital Realty Trust, Inc.                              22,630         1,086,240
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.2%
Jones Lang LaSalle, Inc.                                22,100         1,259,921
HEALTH CARE--17.4%
BIOTECHNOLOGY--4.7%
Alexion Pharmaceuticals, Inc.(1)                        48,830         2,264,247
Human Genome Sciences, Inc.(1)                          30,100           796,747
Myriad Genetics, Inc.(1)                                29,400           690,900
United Therapeutics Corp.(1)                            21,600         1,286,712
                                                                 ---------------
                                                                       5,038,606
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.4%
Edwards Lifesciences Corp.(1)                           21,350         1,913,387
IDEXX Laboratories, Inc.(1)                             21,500         1,128,535
ResMed, Inc.(1)                                         11,200           572,768
Thoratec Corp.(1)                                       42,140         1,194,669
                                                                 ---------------
                                                                       4,809,359
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES--5.9%
Catalyst Health Solutions, Inc.(1)                      17,800           700,074
Coventry Health Care, Inc.(1)                           28,400           649,792
Genoptix, Inc.(1)                                       29,160           949,450
HMS Holdings Corp.(1)                                   32,900         1,483,461
MEDNAX, Inc.(1)                                         28,490         1,619,941


                      2 | OPPENHEIMER EMERGING GROWTH FUND

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

                                                    SHARES            VALUE
                                               ---------------   ---------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Schein (Henry), Inc.(1)                                 18,600   $     1,005,330
                                                                 ---------------
                                                                       6,408,048
                                                                 ---------------
HEALTH CARE TECHNOLOGY--1.4%
Cerner Corp.(1)                                         13,100           991,015
SXC Health Solutions Corp.(1)                           12,100           570,152
                                                                 ---------------
                                                                       1,561,167
                                                                 ---------------
PHARMACEUTICALS--1.0%
Perrigo Co.                                             24,200         1,071,576
INDUSTRIALS--12.0%
AEROSPACE & DEFENSE--1.5%
Goodrich Corp.                                          13,300           823,403
Rockwell Collins, Inc.                                  15,300           813,807
                                                                 ---------------
                                                                       1,637,210
                                                                 ---------------
AIR FREIGHT & LOGISTICS--0.8%
C.H. Robinson Worldwide, Inc.                           14,400           815,472
COMMERCIAL SERVICES & SUPPLIES--1.8%
Stericycle, Inc.(1)                                     20,500         1,085,065
Waste Connections, Inc.                                 26,920           866,016
                                                                 ---------------
                                                                       1,951,081
                                                                 ---------------
ELECTRICAL EQUIPMENT--1.5%
American Superconductor Corp.(1)                         8,000           304,160
Regal-Beloit Corp.                                      16,940           802,956
Roper Industries, Inc.                                  10,300           515,824
                                                                 ---------------
                                                                       1,622,940
                                                                 ---------------
MACHINERY--3.5%
Bucyrus International, Inc.                             20,760         1,087,409
Flowserve Corp.                                          8,900           802,513
Gardner Denver, Inc.                                    27,720         1,104,642
Nordson Corp.                                           14,300           808,522
                                                                 ---------------
                                                                       3,803,086
                                                                 ---------------
PROFESSIONAL SERVICES--2.4%
IHS, Inc., Cl. A(1)                                     12,560           646,086
Manpower, Inc.                                          15,300           792,387
Monster Worldwide, Inc.(1)                              29,800           464,582
Verisk Analytics, Inc., Cl. A(1)                        25,400           714,248
                                                                 ---------------
                                                                       2,617,303
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE--0.5%
Aegean Marine Petroleum Network, Inc.                   17,300           538,203
INFORMATION TECHNOLOGY--24.4%
COMMUNICATIONS EQUIPMENT--1.8%
Aruba Networks, Inc.(1)                                 67,860           705,065
F5 Networks, Inc.(1)                                    25,810         1,275,788
                                                                 ---------------
                                                                       1,980,853
                                                                 ---------------
COMPUTERS & PERIPHERALS--0.8%
NetApp, Inc.(1)                                         29,800           868,074


                      3 | OPPENHEIMER EMERGING GROWTH FUND

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

                                                    SHARES            VALUE
                                               ---------------   ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
FLIR Systems, Inc.(1)                                   18,200   $       538,356
INTERNET SOFTWARE & SERVICES--4.4%
Equinix, Inc.(1)                                        13,780         1,326,049
GSI Commerce, Inc.(1)                                   35,900           817,084
Mercadolibre, Inc.(1)                                   21,930           833,998
Rackspace Hosting, Inc.(1)                              28,700           522,914
VistaPrint NV(1)                                        22,170         1,241,742
                                                                 ---------------
                                                                       4,741,787
                                                                 ---------------
IT SERVICES--2.6%
Cognizant Technology Solutions Corp.(1)                 44,700         1,951,602
Global Payments, Inc.                                   20,000           890,000
                                                                 ---------------
                                                                       2,841,602
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--6.6%
Atheros Communications, Inc.(1)                         24,400           782,508
Broadcom Corp., Cl. A(1)                                28,100           750,832
Cavium Networks, Inc.(1)                                40,560           876,502
Cymer, Inc.                                             25,030           785,191
Marvell Technology Group Ltd.(1)                        62,700         1,092,861
Netlogic Microsystems, Inc.(1)                          20,040           820,838
Silicon Laboratories, Inc.(1)                           24,740         1,045,018
Varian Semiconductor Equipment Associates,
   Inc.(1)                                              35,298         1,035,290
                                                                 ---------------
                                                                       7,189,040
                                                                 ---------------
SOFTWARE--7.7%
Ansys, Inc.(1)                                          27,000         1,130,220
Concur Technologies, Inc.(1)                            22,020           873,093
Informatica Corp.(1)                                    33,800           800,722
Longtop Financial Technologies Ltd., ADR(1)             29,870         1,035,294
Nuance Communications, Inc.(1)                          55,070           827,151
Red Hat, Inc.(1)                                        29,400           800,268
Salesforce.com, Inc.(1)                                 18,200         1,156,610
Solarwinds, Inc.(1)                                     28,400           551,812
Sybase, Inc.(1)                                         27,200         1,106,224
                                                                 ---------------
                                                                       8,281,394
                                                                 ---------------
MATERIALS--4.4%
CHEMICALS--1.8%
Airgas, Inc.                                            20,310           858,301
Lubrizol Corp. (The)                                    15,000         1,105,350
                                                                 ---------------
                                                                       1,963,651
                                                                 ---------------
CONTAINERS & PACKAGING--0.8%
Rock-Tenn Co., Cl. A                                    20,630           880,695
METALS & MINING--1.8%
Silver Wheaton Corp.(1)                                 36,100           496,736
Steel Dynamics, Inc.                                    58,400           886,512


                      4 | OPPENHEIMER EMERGING GROWTH FUND

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

                                                    SHARES            VALUE
                                               ---------------   ---------------
METALS & MINING CONTINUED
Thompson Creek Metals Co., Inc.(1)                      41,790   $       484,764
                                                                 ---------------
                                                                       1,868,012
                                                                 ---------------
TELECOMMUNICATION SERVICES--2.4%
WIRELESS TELECOMMUNICATION SERVICES--2.4%
Crown Castle International Corp.(1)                     37,400         1,381,556
SBA Communications Corp.(1)                             38,220         1,264,699
                                                                 ---------------
                                                                       2,646,255
                                                                 ---------------
Total Common Stocks (Cost $87,194,363)                               107,153,003
                                                                 ---------------
INVESTMENT COMPANY--0.3%
Oppenheimer Institutional Money Market Fund,
   Cl. E,
0.20% (2,3) (Cost $368,555)                            368,555           368,555
                                                                 ---------------
TOTAL INVESTMENTS, AT VALUE
   (COST $87,562,918)                                     99.1%      107,521,558
OTHER ASSETS NET OF LIABILITIES                            0.9           967,786
                                               ---------------   ---------------
NET ASSETS                                               100.0%  $   108,489,344
                                               ===============   ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES           GROSS         GROSS          SHARES
                                                     OCTOBER 31, 2009    ADDITIONS    REDUCTIONS   JANUARY 31, 2010
                                                     ----------------   -----------   ----------   ----------------
Oppenheimer Institutional Money Market Fund, Cl. E       2,119,920       10,161,171   11,912,536        368,555

                                                           VALUE         INCOME
                                                     ----------------   --------
Oppenheimer Institutional Money Market Fund, Cl. E       $368,555        $1,024

(3.) Rate shown is the 7-day yield as of January 31, 2010.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of January 31, 2010 based on valuation input level:


                      5 | OPPENHEIMER EMERGING GROWTH FUND

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

                                                                          LEVEL 3--
                                    LEVEL 1--           LEVEL 2--        SIGNIFICANT
                                UNADJUSTED QUOTED   OTHER SIGNIFICANT   UNOBSERVABLE
                                      PRICES        OBSERVABLE INPUTS      INPUTS          VALUE
                                -----------------   -----------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary          $ 19,349,507            $--             $--         $ 19,349,507
   Consumer Staples                   3,758,340             --              --            3,758,340
   Energy                             8,038,301             --              --            8,038,301
   Financials                        10,333,085             --              --           10,333,085
   Health Care                       18,888,756             --              --           18,888,756
   Industrials                       12,985,295             --              --           12,985,295
   Information Technology            26,441,106             --              --           26,441,106
   Materials                          4,712,358             --              --            4,712,358
   Telecommunication Services         2,646,255             --              --            2,646,255
Investment Company                      368,555             --              --              368,555
                                -----------------   -----------------   ------------   ------------
Total Assets                       $107,521,558            $--             $--         $107,521,558
                                -----------------   -----------------   ------------   ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.


                      6 | OPPENHEIMER EMERGING GROWTH FUND

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                      7 | OPPENHEIMER EMERGING GROWTH FUND

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

Federal tax cost of securities   $ 89,288,033
                                 ============

Gross unrealized appreciation    $ 19,975,024
Gross unrealized depreciation      (1,741,499)
                                 ------------
Net unrealized appreciation      $ 18,233,525
                                 ============


                      8 | OPPENHEIMER EMERGING GROWTH FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Growth Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 03/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 03/08/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 03/08/2010